Share-Based Compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) awards years plans	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 GBP (£)
recognized expense for employee stock purchase	$ 300,000
Share-based compensation expense	136,400,000		115,100,000		117,800,000
Income tax benefit from share-based compensation agreements	39,100,000		32,500,000		35,000,000
Proceeds from Stock Options Exercised	23,000,000		12,400,000		19,600,000
Tax Benefit Realized From Share Based Payment Awards	5,400,000		3,500,000		4,100,000
Number of Share Awards By Type	2	2
Share awards outstanding, remaining contractual life (years)	1.41	1.41
Fair value of vested shares	151,600,000		207,800,000		125,300,000
Weighted average fair value of vested shares grant	$ 18.96	£ 9.66	$ 18.68	£ 11.89	$ 16.04	£ 10.01
Unrecognized compensation cost related to non-vested shares	258,400,000
Weighted average non-vested shares compensation cost expected to recognize	3 years 40 days	3 years 40 days
Number of Share Option Plans	2	2
Share options expiration date	10	10
Shares authorized under stock option plans, exercise price range, lower range limit		£ 6.39
Shares authorized under stock option plans, exercise price range, upper range limit		£ 9.55
Options, outstanding, weighted average remaining contractual term	1 year 11 months 22 days	1 year 11 months 22 days
Total intrinsic value of options exercised	19,600,000		9,200,000		18,500,000
Aggregate intrinsic value of options outstanding			37,400,000
Stock Price	$ 26.09		$ 20.09